Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025694
Shareholder Report [Line Items]
Fund Name	The U.S. Equity Portfolio
Trading Symbol	HCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2025 to December 31, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	15.70%	12.76%	15.01%
MSCI USA Index	17.75%	13.87%	14.79%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,979,258,729
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 757,170
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,979,258,729
Number of Portfolio Holdings	739
Net Investment Advisory Fees	$757,170
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	33.6%
Financials	13.5%
Consumer Discretionary	10.7%
Communication Services	10.5%
Health Care	10.0%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.4%
Real Estate	1.7%
Materials	1.6%
Other Investments	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000062556
Shareholder Report [Line Items]
Fund Name	The Institutional U.S. Equity Portfolio
Trading Symbol	HCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2025 to December 31, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	16.88%	11.81%	14.78%
MSCI USA Index	17.75%	13.87%	14.79%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,978,624,808
Holdings Count | Holding	1,071
Advisory Fees Paid, Amount	$ 1,058,514
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,978,624,808
Number of Portfolio Holdings	1,071
Net Investment Advisory Fees	$1,058,514
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	14.5%
Investment Companies - Money Market Funds	12.9%
Investment Companies - Domestic Equity	10.4%
Investment Companies - International Equity	10.2%
Financials	8.4%
Health Care	7.8%
Consumer Discretionary	7.6%
Industrials	6.7%
Communication Services	5.4%
Real Estate	4.1%
Consumer Staples	4.1%
Other Investments	5.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000157800
Shareholder Report [Line Items]
Fund Name	The ESG Growth Portfolio
Trading Symbol	HCESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The ESG Growth Portfolio	21.63%	11.25%	11.47%
MSCI World Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 123,413,409
Holdings Count | Holding	1,296
Advisory Fees Paid, Amount	$ 64,833
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,413,409
Number of Portfolio Holdings	1,296
Net Investment Advisory Fees	$64,833
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	27.6%
Financials	17.1%
Industrials	11.1%
Consumer Discretionary	10.2%
Health Care	9.9%
Communication Services	7.3%
Consumer Staples	4.7%
Energy	3.4%
Materials	3.3%
Utilities	2.6%
Real Estate	1.8%
Other Investments	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000164403
Shareholder Report [Line Items]
Fund Name	The Catholic SRI Growth Portfolio
Trading Symbol	HCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	20.87%	12.32%	12.83%
MSCI World Index	21.09%	12.15%	12.91%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 89,632,911
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 25,653
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$89,632,911
Number of Portfolio Holdings	1,195
Net Investment Advisory Fees	$25,653
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	30.6%
Financials	19.2%
Consumer Discretionary	10.9%
Communication Services	10.0%
Industrials	9.3%
Consumer Staples	4.5%
Energy	3.8%
Materials	3.5%
Health Care	3.0%
Utilities	2.9%
Real Estate	2.1%
Other Investments	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025696
Shareholder Report [Line Items]
Fund Name	The International Equity Portfolio
Trading Symbol	HCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2025 to December 31, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The International Equity Portfolio	31.45%	9.75%	8.61%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 672,725,733
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 250,713
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$672,725,733
Number of Portfolio Holdings	366
Net Investment Advisory Fees	$250,713
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Financials	25.4%
Industrials	16.3%
Health Care	9.0%
Information Technology	8.6%
Consumer Discretionary	8.1%
Investment Companies - International Equity	6.2%
Materials	6.2%
Consumer Staples	6.0%
Energy	4.6%
Communication Services	3.5%
Utilities	3.0%
Other Investments	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000065218
Shareholder Report [Line Items]
Fund Name	The Institutional International Equity Portfolio
Trading Symbol	HCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2025 to December 31, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	31.50%	8.69%	8.04%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,137,374,464
Holdings Count | Holding	848
Advisory Fees Paid, Amount	$ 847,683
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,137,374,464
Number of Portfolio Holdings	848
Net Investment Advisory Fees	$847,683
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	31.0%
Investment Companies - Money Market Funds	21.6%
Financials	9.1%
Industrials	9.1%
Health Care	6.0%
Information Technology	4.6%
Consumer Discretionary	4.2%
Consumer Staples	3.3%
Materials	2.6%
Communication Services	2.3%
Utilities	1.9%
Other Investments	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000065289
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Portfolio
Trading Symbol	HCEMX
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	33.73%	4.48%	7.92%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 833,736,736
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 862,234
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$833,736,736
Number of Portfolio Holdings	866
Net Investment Advisory Fees	$862,234
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	30.6%
Information Technology	17.7%
Financials	13.8%
Consumer Discretionary	7.6%
Communication Services	7.2%
Industrials	4.6%
Materials	4.5%
Investment Companies - Money Market Funds	4.4%
Energy	2.4%
Consumer Staples	2.3%
Health Care	2.0%
Other Investments	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000025697
Shareholder Report [Line Items]
Fund Name	The Core Fixed Income Portfolio
Trading Symbol	HCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	7.03%	-0.62%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 110,863,056
Holdings Count | Holding	1,333
Advisory Fees Paid, Amount	$ 43,778
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,863,056
Number of Portfolio Holdings	1,333
Net Investment Advisory Fees	$43,778
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	32.9%
U.S. Treasury Obligations	26.7%
Investment Companies - Money Market Funds	17.5%
U.S. Government Agency Mortgages	9.4%
Financials	4.5%
Communication Services	1.2%
Utilities	1.1%
Energy	1.0%
Health Care	1.0%
Industrials	0.9%
Information Technology	0.8%
Other Investments	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.

Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.
C000025698
Shareholder Report [Line Items]
Fund Name	The Corporate Opportunities Portfolio
Trading Symbol	HCHYX
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	6.80%	4.89%	6.63%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 211,066,385
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 144,084
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$211,066,385
Number of Portfolio Holdings	26
Net Investment Advisory Fees	$144,084
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Money Market Funds	57.6%
Investment Companies - International Equity	25.6%
Investment Companies - Domestic Equity	14.0%
Financials	0.6%
Futures	-0.1%
Credit Default Swap	-2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000091786
Shareholder Report [Line Items]
Fund Name	The U.S. Government Fixed Income Securities Portfolio
Trading Symbol	HCUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	7.09%	-0.48%	1.50%
Bloomberg U.S. Government Index	6.31%	-0.94%	1.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,207,499,262
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 210,426
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,207,499,262
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$210,426
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Treasury Obligations	52.3%
Investment Companies - Domestic Fixed Income	36.9%
Investment Companies - Money Market Funds	9.3%
U.S. Government Agency Securities	0.5%
Purchased Options	0.0%
Written Options	-0.0%
Futures	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091788
Shareholder Report [Line Items]
Fund Name	The U.S. Corporate Fixed Income Securities Portfolio
Trading Symbol	HCXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	8.14%	0.69%	3.65%
Bloomberg U.S. Corporate Bond Index	7.77%	-0.09%	3.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 314,289,510
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 118,753
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$314,289,510
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$118,753
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Financials	27.3%
Investment Companies - Domestic Fixed Income	24.7%
Communication Services	7.0%
Utilities	6.3%
Energy	6.1%
Health Care	5.7%
Industrials	5.4%
Information Technology	4.7%
Consumer Staples	4.2%
Real Estate	2.9%
Consumer Discretionary	2.5%
Other Investments	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091790
Shareholder Report [Line Items]
Fund Name	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Trading Symbol	HCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	7.84%	0.26%	1.45%
Bloomberg U.S. Securitized Index	8.49%	0.22%	1.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 259,258,262
Holdings Count | Holding	1,757
Advisory Fees Paid, Amount	$ 91,336
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$259,258,262
Number of Portfolio Holdings	1,757
Net Investment Advisory Fees	$91,336
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	78.6%
Investment Companies - Domestic Fixed Income	14.8%
Investment Companies - Money Market Funds	8.9%
Collateralized Mortgage-Backed Securities	4.6%
Asset Backed Securities	1.3%
Utilities	0.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025699
Shareholder Report [Line Items]
Fund Name	The Short-Term Municipal Bond Portfolio
Trading Symbol	HCSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	3.59%	1.04%	1.26%
Bloomberg 1-3 Year Municipal Bond Index	3.66%	1.55%	1.58%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 68,609,179
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 43,399
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$68,609,179
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$43,399
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
General Obligation	58.9%
Revenue Bonds	40.9%
Investment Companies - Money Market Funds	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025691
Shareholder Report [Line Items]
Fund Name	The Intermediate Term Municipal Bond Portfolio
Trading Symbol	HCIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2025 to December 31, 2025.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	5.43%	1.23%	1.96%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	5.31%	1.13%	2.14%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 553,093,462
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 509,120
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$553,093,462
Number of Portfolio Holdings	276
Net Investment Advisory Fees	$509,120
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Revenue Bonds	64.2%
General Obligation	16.9%
Investment Companies - Domestic Fixed Income	12.3%
Certificates of Participation	3.4%
Investment Companies - Money Market Funds	1.0%
Special Tax	0.4%
Tax Allocation	0.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.